DISCLOSURES ABOUT FAIR VALUES OF FINANCIAL INSTRUMENTS (Detail) - USD ($) $ in Thousands	Oct. 01, 2016	Jan. 02, 2016	Jan. 30, 2015	Jan. 03, 2015
Fair Value
Carrying value of debt		$ 1,273,833
Contingent consideration at fair value		19,628
Level 2
Fair Value
Derivatives				$ 2,294
Landshire
Fair Value
Contingent consideration at fair value			$ 19,293
Landshire | Level 3
Fair Value
Contingent consideration at fair value	$ 9,824	19,628
2016 First Lien Term Loan
Fair Value
Carrying value of debt	1,045,526
Carrying value of debt	1,087,347
2016 First Lien Term Loan | Level 2
Fair Value
Fair value of debt	$ 1,101,844
2012 First Lien Term Loan
Fair Value
Carrying value of debt		894,851		902,631
Carrying value of debt		897,250
2012 First Lien Term Loan | Level 2
Fair Value
Fair value of debt		895,007		900,834
2012 Second Lien Term Loan
Fair Value
Carrying value of debt		340,562		339,190
Carrying value of debt		375,000		375,000
2012 Second Lien Term Loan | Level 2
Fair Value
Fair value of debt		$ 367,500		$ 364,219